Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss	$ (58,592)	$ (3,798)	$ (3,857)
Adjustments to reconcile net loss to net cash (used in)/ provided by operating activities:
Depreciation and amortization	63,880	49,644	38,638
Amortization and write-off of deferred finance fees and bond premium	11,615	2,820	3,188
Amortization of dry dock and special survey costs	3,096	2,622	633
Stock based compensation	1,089	0	0
Loss on sale of vessel	21,098	0	0
Non-cash settlement received	(3,446)	0	0
Changes in operating assets and liabilities:
Decrease/ (increase) in prepaid expenses and other current assets	1,523	(2,194)	(1,369)
(Increase)/ decrease in accounts receivable	(3,338)	1,375	(1,999)
(Increase)/ decrease in restricted cash	(1,538)	320	(451)
(Increase)/ decrease in other long term assets	(4,636)	413	(1,310)
Increase/(decrease) in accounts payable	300	256	(2,433)
(Decrease)/increase in accrued expenses	(966)	(2,541)	6,273
Payments for dry dock and special survey costs	(242)	(2,944)	(7,843)
(Decrease)/increase in due to related parties	(62,615)	35,780	33,797
Increase in deferred revenue	3,405	400	486
(Decrease)/increase in other long term liabilities	(204)	(276)	480
Net cash (used in)/ provided by operating activities	(29,571)	81,877	64,233
Investing Activities
Acquisition of vessels	(288,906)	(83,253)	(140,704)
Deposits for vessel acquisitions	(24,907)	(142,119)	(78,495)
Net proceeds from sale of vessel	17,407	0	0
Investment in affiliate	(4,750)	0	0
Loan receivable from affiliate	(2,660)	0	0
Decrease in restricted cash	10,076	19,416	3,769
Acquisition of intangible assets other than goodwill	0	0	(10,347)
Net cash used in investing activities	(293,740)	(205,956)	(225,777)
Financing Activities
Loan proceeds, net of deferred finance costs and net of premium	155,550	162,813	252,075
Loan proceeds from related party, net of deferred finance cost	0	5,000	33,209
Loan repayment to related party	(35,000)	(10,000)	(6,000)
Loan repayments	(100,216)	(13,744)	(126,277)
Repayment of Senior Notes	(505,000)	0	0
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	595,420	0	0
Dividend paid	(19,711)	(9,759)	(9,790)
Increase in restricted cash	(12,337)	(8,685)	(1,733)
Payment to related party	(22,948)	0	0
Net proceeds from equity offerings	307,542	0	0
Net cash provided by financing activities	363,300	125,625	141,484
Net increase/(decrease) in cash and cash equivalents	39,989	1,546	(20,060)
Cash and cash equivalents, beginning of year	42,846	41,300	61,360
Cash and cash equivalents, end of year	82,835	42,846	41,300
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	54,726	47,102	40,672
Non - cash investing activities
Capitalized financing costs	472	879	766
Release from escrow	0	0	1,232
Non - cash financing activities
Dividends payable	7,220	2,410	2,421
Acquisition of vessels	(7,198)	(4,313)	(2,488)
Deposits for vessel acquisition	(841)	(1,848)	(1,210)
Due to related party	8,039	6,161	3,698
Issuance of Series D Convertible Preferred Stock issued for vessel acquisitions	6,000	6,000	0
Issuance of restricted stock	$ 1,089	$ 0	$ 0